Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Current tax income/(expense)	1,442	(1,179)	(2,984)
Deferred tax income/(expense)	3	10	4
Total Income tax income/(expense)	1,445	(1,169)	(2,980)

Schedule of reconciliation of income tax expenses

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Loss for the period before taxes	(44,657)	(30,056)	(24,639)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	11,164	7,514	6,160
Foreign tax rate differential	93	69	8
Unrecognized DTA on tax losses and temporary differences	(10,660)	(9,058)	(5,650)
Non deductible expenses	(387)	(566)	(555)
Share based payments	(653)	(674)	(317)
Income not subject to tax	112	974	—
Tax adjustments to the previous period	1,622	—	(57)
Local income taxes	46	601	(2,618)
Other	108	(29)	49
Income tax at company effective tax rate	1,445	(1,169)	(2,980)
Company effective income tax rate	3.24%	(3.89)%	(12.10)%

Schedule of deferred tax assets and liabilities

	As at December 31, 2023
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,064	—	1,064
Property, plant and equipment	6	—	6
Right-of-use assets	—	(805)	(805)
Other current assets	—	(71)	(71)
Financial debt (Recoverable Cash Advances and derivatives)	1,948	—	1,948
Lease liabilities	839	—	839
Retirement benefit obligations	2	—	2
Other current liabilities	49	(30)	19
Tax-losses carried forward	38,886	—	38,886
Total gross deferred tax assets/(liabilities)	42,794	(906)	41,888
Netting by tax entity	(897)	897	—
Unrecognized deferred tax assets	(41,841)	—	(41,841)
Total deferred tax assets/(liabilities)	56	(9)	47

	As at December 31, 2022
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	4,125	—	4,125
Property, plant and equipment	—	(7)	(7)
Right-of-use assets	—	(634)	(634)
Other current assets	13	—	13
Financial debt (Recoverable Cash Advances and derivatives)	1,827	(44)	1,783
Lease liabilities	660	—	660
Other current liabilities	—	(29)	(29)
Tax-losses carried forward	27,744	—	27,744
Total gross deferred tax assets/(liabilities)	34,369	(714)	33,655
Netting by tax entity	(714)	714	—
Unrecognized deferred tax assets	(33,608)	—	(33,608)
Total deferred tax assets/(liabilities)	47	—	47